Stockholders' Equity (Details 11) - 2017 Omnibus Incentive Plan [Member] - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning available	2,111	4,000
Shares granted	(1,034)	(2,427)
Shares modified to options		525
Options in exchange for shares		(663)
Shares expired		8
Shares forfeited	538	668
Ending available	1,615	2,111
Vested stock awards	905	1,066
Beginning number of shares issued	465
Issued	25	465
Cancelled
Ending number of shares issued	490	465